Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues			$ 72,200
Cost of sales			54,778
Gross Profit			17,422
Operating Expenses
Legal and filing fees	17,251	5,327	32,631	17,231
Rent	20,337	17,337	73,348	38,591
General and administrative	365,332	85,394	439,706	216,473
Total Operating Expenses	402,920	108,058	545,685	272,295
Loss from Operations	(402,920)	(108,058)	(528,263)	(272,295)
Other Income (Expense)
Interest expense	(1,424)	(724)	(2,563)	(3,597)
Total Other Income (Expense)	(1,424)	(724)	(2,563)	(3,597)
Loss before Income Taxes	(404,344)	(108,782)	(530,827)	(275,892)
Provision for Income Tax
Net Loss	$ (404,344)	$ (108,782)	$ (530,827)	$ (275,892)
Basic and Diluted Net Loss Per Share	$ (0.04)	$ (0.01)	$ (0.05)	$ (0.06)
Weighted Average Number of Shares Outstanding - Basic and Diluted	10,228,696	9,890,075	9,935,412	4,615,160